Leases - Income and cash flow (Details) - EUR (€) € in Thousands		12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Interest on lease liabilities		€ 311	€ 149	€ 167
Gain from sale and leaseback	€ 4,300	4,335
Depreciation charge of the year		730	651	682
Total cash outflow for leases		€ (637)	€ (334)	€ (412)